Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2023		Apr. 30, 2023		Oct. 31, 2022
Assets:
Precious metals		$ 1,009		$ 1,191		$ 543
Trading assets
Loans		8,420		6,910		7,811
Securities		108,310		105,560		103,547
Other		2,571		2,225		1,796
Derivative financial instruments
Derivative Financial Assets		44,655		44,725		55,699
Liabilities:
Deposits	[1]	957,225		945,538		916,181
Financial liabilities designated at fair value through profit or loss		28,893		26,935		22,421
Obligations related to securities sold short		37,522		41,310		40,449
Derivative financial instruments
Derivative Financial Liabilities		50,848		50,562		65,900
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,009		1,191		543
Trading assets
Assets		119,301		114,695		113,154
Investment securities
Investment securities		82,003	[3]	88,318	[3]	86,398	[4]
Derivative financial instruments
Derivative Financial Assets		44,655		44,725		55,699
Liabilities:
Deposits		78		116		15
Financial liabilities designated at fair value through profit or loss		28,893		26,935		22,421
Obligations related to securities sold short		37,522		41,310		40,449
Derivative financial instruments
Derivative Financial Liabilities		50,848		50,562		65,900
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,420		6,910		7,811
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		17,493		18,089		14,734
Investment securities
Investment securities		10,986	[3]	9,289	[3]	11,002	[4]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		8,364		9,143		10,277
Investment securities
Investment securities		6,276	[3]	7,651	[3]	5,429	[4]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		12,761		12,447		11,957
Investment securities
Investment securities		30,528	[3]	33,457	[3]	35,236	[4]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,387		9,310		8,302
Investment securities
Investment securities		28,042	[3]	31,469	[3]	27,704	[4]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,020		10,630		11,344
Investment securities
Investment securities		2,186	[3]	2,116	[3]	1,962	[4]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		49,285		45,941		46,933
Investment securities
Investment securities		3,985	[3]	4,336	[3]	5,065	[4]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,571		2,225		1,796
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,151		13,478		15,210
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,077		25,792		32,223
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,954		2,521		2,561
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		399		484		780
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,074		2,450		4,925
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,335		19,520		22,854
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,093		25,813		35,634
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,124		2,785		3,720
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		30		25		25
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,266		2,419		3,667
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		82,386		80,109		75,475
Investment securities
Investment securities		40,079	[3]	45,351	[3]	45,855	[4]
Derivative financial instruments
Derivative Financial Assets		41		38		332
Liabilities:
Deposits		0
Financial liabilities designated at fair value through profit or loss		0
Obligations related to securities sold short		31,661		35,613		35,059
Derivative financial instruments
Derivative Financial Liabilities		82		185		636
Level 1 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		0
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		12,799		15,145		10,139
Investment securities
Investment securities		6,223	[3]	4,569	[3]	4,947	[4]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,474		4,673		4,299
Investment securities
Investment securities		2,378	[3]	3,729	[3]	2,029	[4]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		12,761		11,911		11,957
Investment securities
Investment securities		28,232	[3]	31,318	[3]	32,412	[4]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		553		15		15
Investment securities
Investment securities		1,253	[3]	3,352	[3]	3,217	[4]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,642		2,513		2,367
Investment securities
Investment securities		0	[3]			40	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		49,157		45,852		46,698
Investment securities
Investment securities		1,993	[3]	2,383	[3]	3,210	[4]
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		0
Level 1 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Derivative financial instruments
Derivative Financial Liabilities		0
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Derivative financial instruments
Derivative Financial Liabilities		0
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		41		38		332
Level 1 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		0
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		0
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		82		185		636
Level 1 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,009		1,191		543
Trading assets
Assets		36,914		34,580		37,667
Investment securities
Investment securities		40,117	[3]	41,178	[3]	38,855	[4]
Derivative financial instruments
Derivative Financial Assets		44,571		44,637		55,317
Liabilities:
Deposits		78		116		15
Financial liabilities designated at fair value through profit or loss		28,893		26,935		22,421
Obligations related to securities sold short		5,860		5,696		5,387
Derivative financial instruments
Derivative Financial Liabilities		50,741		50,350		65,224
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,420		6,905		7,811
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		4,694		2,944		4,595
Investment securities
Investment securities		4,763	[3]	4,720	[3]	6,055	[4]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,890		4,470		5,978
Investment securities
Investment securities		3,898	[3]	3,922	[3]	3,400	[4]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		0		536
Investment securities
Investment securities		2,296	[3]	2,139	[3]	2,824	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,834		9,295		8,287
Investment securities
Investment securities		26,789	[3]	28,117	[3]	24,487	[4]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,378		8,117		8,976
Investment securities
Investment securities		2,144	[3]	2,061	[3]	1,874	[4]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		127		88		224
Investment securities
Investment securities		227	[3]	219	[3]	215	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,571		2,225		1,796
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,151		13,478		15,193
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,077		25,792		32,223
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,883		2,451		2,209
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		396		481		780
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,064		2,435		4,912
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,335		19,520		22,842
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,093		25,813		35,634
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,026		2,578		3,063
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28		24		25
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,259		2,415		3,660
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		1		6		12
Investment securities
Investment securities		1,807	[3]	1,789	[3]	1,688	[4]
Derivative financial instruments
Derivative Financial Assets		43		50		50
Liabilities:
Deposits		0
Financial liabilities designated at fair value through profit or loss		0
Obligations related to securities sold short		1		1		3
Derivative financial instruments
Derivative Financial Liabilities		25		27		40
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		0		5
Level 3 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		0
Investment securities
Investment securities	[3]	0
Level 3 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		0
Investment securities
Investment securities	[3]	0
Level 3 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		0
Investment securities
Investment securities	[3]	0
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		0
Investment securities
Investment securities	[3]	0
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		0		0		1
Investment securities
Investment securities		42	[3]	55	[3]	48	[4]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		1		1		11
Investment securities
Investment securities		1,765	[3]	1,734	[3]	1,640	[4]
Level 3 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		0
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0		0		17
Derivative financial instruments
Derivative Financial Liabilities		0
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Derivative financial instruments
Derivative Financial Liabilities		0
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		30		32		20
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3		3
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10		15		13
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities				0		12
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		16		22		21
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2		1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 7		$ 4		$ 7

[1]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $28,192 (April 30, 2023 – $28,277).
[4]	Excludes debt investment securities measured at amortized cost of $23,610.